Lease (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of total carrying value of our non-marketable investments
For the year ended December 31, 2020
Lease cost
Finance lease cost:
Depreciation	$47,819
Interest on lease liabilities	7,290
Operating lease cost	483,398
Short-term lease cost	68,472
Variable lease cost	-
Sublease income	-
Total lease cost	$606,979
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$457,508
Financing cash flows from finance leases	53,845
Right-of-use assets obtained in exchange for new operating lease liabilities	1,107,206
Weighted-average remaining lease term – finance leases	1.9 years
Weighted-average remaining lease term – operating leases	1.5 years
Weighted-average discount rate – finance leases	2.5%
Weighted-average discount rate – operating leases	8.0%

Schedule of maturity analysis of operating leases liabilities
December 31, 2020
Remaining periods ending December 31,
2021	$458,078
2022	149,539
2023	17,143
Total future undiscounted cash flow	624,760
Less: Discount on operating lease liabilities	(37,039)
Present value of operating lease liabilities	587,721
Less: Current portion of operating lease liabilities	(432,600)
Non-current portion of operating lease liabilities	$155,121
December 31, 2020
Remaining periods ending December 31,
2021	$53,845
2022	49,358
Total future undiscounted cash flow	103,203
Less: Discount on finance lease liabilities	(5,884)
Present value of finance lease liabilities	97,319
Less: Current portion of finance lease liabilities	(49,396)
Non-current portion of finance lease liabilities	$47,923